Reclamation Provision - Schedule of Reclamation Provision (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2023
Schedule of Reclamation Provision [Abstract]
Balance, start of year	$ 3,765	$ 1,529
Additions	535	2,244
Accretion	44	33
Settlement	(125)	(13)
Change in estimate	8	(28)
Balance, end of year	$ 4,227	$ 3,765